Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash		$ 389,348	$ 227,826
Escrow funds		537,744	446,775
Accounts receivable, net		328,844	162,910
Advance to suppliers		7,403,734	245,723
Prepaid expenses and other receivables, net		721,458	40,167
Deferred tax asset			1,384
Total current assets		9,381,128	1,124,785
Non-current assets:
Property and equipment, net		542,385	671,038
Right-of-use assets		1,976,410	2,473,165
Intangible assets, net		85,302	135,993
Other non-current assets		100,998	107,466
Total non-current assets		2,705,095	3,387,662
TOTAL ASSETS		12,086,223	4,512,447
Current liabilities:
Short term bank loans		3,343,291	3,385,073
Accounts payable		427,758	560,062
Contract liabilities – current		2,248,983	2,098,022
Escrow liability		537,744	446,775
Related parties payable		2,040,643	1,386,022
Accrued expenses and other current liabilities		1,088,491	781,942
Operating lease liabilities – current portion		613,447	584,591
Total current liability		10,300,357	9,242,487
Non-current liabilities:
Contract liabilities – non-current		135,209	127,439
Operating lease liabilities – non-current		1,719,509	2,299,697
Other non-current liabilities		35,004	43,723
Total non-current liabilities		1,889,722	2,470,859
TOTAL LIABILITIES		12,190,079	11,713,346
COMMITMENT & CONTINGENCY
Shareholders’ Deficit
Subscription receivable		(1,916)	(1,916)
Additional paid in capital		28,795,892	11,149,482
Accumulated deficits		(29,303,674)	(18,863,415)
Accumulated other comprehensive income		403,460	513,034
Total Shareholders’ deficit		(103,856)	(7,200,899)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		12,086,223	4,512,447
Class A Ordinary Shares
Shareholders’ Deficit
Ordinary shares, value	[1]	2,026	1,560
Class B Ordinary Shares
Shareholders’ Deficit
Ordinary shares, value	[1]	$ 356	$ 356

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 16 and 20).